As filed with the U.S. Securities and Exchange Commission on March 10, 2014

Securities Act File No. 033-22462

Investment Company Act File No. 811-5576

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 38	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 40
(Check appropriate box or boxes)

BLACKROCK GLOBAL ALLOCATION FUND, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Global Allocation Fund, Inc.

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value, $.10 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on March 10, 2014.

BLACKROCK GLOBAL ALLOCATION FUND, INC
(Registrant)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	President and Chief Executive Officer	March 10, 2014
John M. Perlowski	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal	March 10, 2014
Neal J. Andrews	Financial and Accounting Officer)

JAMES H. BODURTHA*	Director
(James H. Bodurtha)

BRUCE R. BOND*	Director
(Bruce R. Bond)

DONALD W. BURTON*	Director
(Donald W. Burton)

STUART E. EIZENSTAT*	Director
(Stuart E. Eizenstat)

KENNETH A. FROOT*	Director
(Kenneth A. Froot)

ROBERT M. HERNANDEZ*	Director
(Robert M. Hernandez)

JOHN F. O’BRIEN*	Director
(John F. O’Brien)

ROBERTA COOPER RAMO*	Director
(Roberta Cooper Ramo)

DAVID H. WALSH*	Director
(David H. Walsh)

FRED G. WEISS*	Director
(Fred G. Weiss)

PAUL L. AUDET*	Director
(Paul L. Audet)

LAURENCE D. FINK*	Director
(Laurence D. Fink)

HENRY GABBAY*	Director
(Henry Gabbay)

*By:	/s/ BENJAMIN ARCHIBALD	March 10, 2014
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

BlackRock Cayman Global Allocation Fund I, Ltd. has duly caused this Registration Statement of BlackRock Global Allocation Fund, Inc., with respect only to information that specifically relates to BlackRock Cayman Global Allocation Fund I, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 10th day of March, 2014.

BLACKROCK CAYMAN GLOBAL ALLOCATION FUND I, LTD.

By:	/s/ PAUL L. AUDET
Paul L. Audet
Director

This Registration Statement of BlackRock Global Allocation Fund, Inc., with respect only to information that specifically relates to BlackRock Cayman Global Allocation Fund I, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ PAUL L. AUDET	Director, BlackRock Cayman Global Allocation Fund I, Ltd.	March 10, 2014
(Paul L. Audet)

/s/ HENRY GABBAY	Director, BlackRock Cayman Global Allocation Fund I, Ltd.	March 10, 2014
(Henry Gabbay)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase